Intangible Assets - Schedule of Components of Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Software		$ 1,980,000	$ 1,408,000
Accumulated amortization		(1,063,000)	(539,000)
Intangible assets, net	$ 775,000	$ 917,000	$ 869,000